Statements of Cash Flows (Unaudited) - USD ($)	5 Months Ended	9 Months Ended
	Aug. 31, 2018	May 31, 2019
Cash flows from operating activities
Net Loss	$ (1,291,958)	$ (2,897,214)
Adjustments to reconcile net loss to net cash from operations:
Depreciation	1,598	19,720
Changes in operating assets and liabilities:
Accounts receivable	0	(19)
Related party receivable	0	(22,653)
Inventory	(26,164)	12,551
Prepaid expenses	0	(123,159)
Other receivables and security deposits	0	(28,375)
Accounts payable	395,356	1,574,130
Other payable	0	9,334
Customer deposits	0	409
Net cash used in operating activities	(921,618)	(1,455,276)
Cash flows from investing activities
Payments for purchase of property and equipment	(181,756)	(204,270)
Net cash used in investing activities	(181,756)	(204,270)
Cash flows from financing activities
Proceeds of related party loans	1,103,374	2,063,011
Net cash provided by financing activities	1,103,374	2,063,011
Net change in cash and cash equivalents	0	403,465
Effect of currency translation	0	(5,927)
Cash and cash equivalents, end	0	397,538
Supplementary non-cash investing and financing activities:
Conversion of related party debt into ordinary shares	0	177,164
Recognized ROU assets through lease liabilities	0	642,777
Supplementary cash flows information:
Tax paid	0	0
Interest paid	$ 0	$ 0